Advances to suppliers, net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Advances to suppliers, net [Line Items]
Advances to Suppliers	$ 15,904,023	$ 10,967,390
Allowance for doubtful accounts	(306,915)	(333,110)
Advances to Suppliers, net	$ 15,597,108	$ 10,634,280